Shareholders' Equity Shareholders' Equity - Summary of Shares Repurchased (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accelerated Share Repurchases [Table Text Block]
The following table provides a summary of shares repurchased by ASML in 2019:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (€ millions)

January 24 - 31, 2019	47,400	151.63	47,400	1,346.7
February 1 - 28, 2019	145,001	160.67	192,401	1,323.4
March 1 - 31, 2019	150,956	163.68	343,357	1,298.7
April 1 - 30, 2019	83,791	176.71	427,148	1,283.9
May 1 - 31, 2019	—	—	427,148	1,283.9
June 1 - 30, 2019	—	—	427,148	1,283.9
July 1 - 31, 2019	145,094	204.60	572,242	1,254.2
August 1 - 31, 2019	336,141	194.30	908,383	1,188.9
September 1 - 30, 2019	284,335	219.26	1,192,718	1,126.5
October 1 - 31, 2019	293,486	230.89	1,486,204	1,058.8
November 1 - 30, 2019	274,093	244.52	1,760,297	991.7
December 1 - 20, 2019	188,511	253.95	1,948,808	943.9

Total	1,948,808	210.38